Deferred Revenue - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Jan. 23, 2017 EUR (€) shares	Jan. 23, 2017 USD ($) shares	Dec. 20, 2016 USD ($) $ / shares shares	Jan. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jun. 01, 2017 shares
Disclosure of deferred income [line items]
Total deferred revenue						€ 128,486	€ 31,426
Aggregate purchase price					$ 80.0	€ 74,738	50,547	€ 46,478
Non-refundable upfront payment received | $	$ 120.0
Percentage of global development costs						35.00%
Percentage share in profit and losses						50.00%
Sales milestones payment						€ 350,000
Milestone opportunity						€ 2,800,000
Bottom of range [member]
Disclosure of deferred income [line items]
Percentage of royalty payable						6.00%
Royalties percentage						6.00%
Top of range [member]
Disclosure of deferred income [line items]
Percentage of royalty payable						10.00%
Royalties percentage						10.00%
Incyte Corporation [member]
Disclosure of deferred income [line items]
Non-refundable upfront payment receivable | $				$ 120.0
Common shares issued | shares		3,200,000	3,200,000	3,200,000					3,200,000
Purchase price per share | $ / shares				$ 25.00
Aggregate purchase price		€ 74,700	$ 80.0	$ 80.0
Remaining estimated amortization period						8 years
Incyte Corporation [member] | Deferred revenue [member]
Disclosure of deferred income [line items]
Non-refundable upfront payment received						€ 112,000
Fair value of derivatives						31,400
Incyte collaboration agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue						€ 128,500	€ 31,400